Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest expense:
Debt	$ 39	$ 39	$ 76	$ 77
Derivative financial instruments – hedging activities				1
Other, net	5	5	8	9
Fair value gains on cash flow hedges, transfer from equity
Net foreign exchange losses on debt	(30)	(10)	(27)	(19)
Cash flow hedges, transfer from equity	30	10	27	19
Net interest expense — debt and other	44	44	84	87
Net interest expense — leases	3	1	5	3
Net interest expense — pension and other post-employment benefit plans	6	7	11	13
Interest income	(1)	(15)	(3)	(31)
Net interest expense	$ 52	$ 37	$ 97	$ 72